Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Feb. 28, 2025	Jan. 31, 2025	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015	Jul. 31, 2015	Jun. 30, 2015	May 31, 2015	Apr. 30, 2015	Mar. 31, 2015
C000032004
Account Value [Line Items]
Line Graph and Table Measure Name	Sit U.S. Government Securities Fund - Class S
Account Value	$ 11,502	$ 11,466	$ 11,252	$ 11,193	$ 11,310	$ 11,199	$ 11,417	$ 11,304	$ 11,162	$ 10,995	$ 10,876	$ 10,789	$ 10,915	$ 10,850	$ 10,933	$ 10,930	$ 10,634	$ 10,358	$ 10,475	$ 10,638	$ 10,641	$ 10,645	$ 10,722	$ 10,775	$ 10,739	$ 10,616	$ 10,721	$ 10,590	$ 10,602	$ 10,504	$ 10,573	$ 10,787	$ 10,977	$ 10,897	$ 10,911	$ 10,880	$ 10,945	$ 11,035	$ 11,040	$ 11,083	$ 11,153	$ 11,158	$ 11,166	$ 11,230	$ 11,254	$ 11,214	$ 11,211	$ 11,204	$ 11,186	$ 11,195	$ 11,194	$ 11,190	$ 11,190	$ 11,180	$ 11,211	$ 11,208	$ 11,215	$ 11,186	$ 11,169	$ 11,166	$ 11,137	$ 11,060	$ 10,906	$ 10,799	$ 10,790	$ 10,798	$ 10,799	$ 10,830	$ 10,694	$ 10,720	$ 10,672	$ 10,592	$ 10,582	$ 10,494	$ 10,482	$ 10,451	$ 10,363	$ 10,309	$ 10,316	$ 10,319	$ 10,264	$ 10,273	$ 10,258	$ 10,233	$ 10,243	$ 10,219	$ 10,220	$ 10,268	$ 10,246	$ 10,240	$ 10,233	$ 10,248	$ 10,216	$ 10,211	$ 10,218	$ 10,194	$ 10,166	$ 10,190	$ 10,138	$ 10,133	$ 10,132	$ 10,231	$ 10,256	$ 10,245	$ 10,247	$ 10,237	$ 10,177	$ 10,168	$ 10,163	$ 10,158	$ 10,121	$ 10,063	$ 10,046	$ 10,033	$ 10,042	$ 10,020	$ 10,014	$ 9,992	$ 10,001	$ 9,994	$ 10,000
C000217198
Account Value [Line Items]
Line Graph and Table Measure Name	Sit U.S. Government Securities Fund - Class Y
Account Value	$ 10,783	10,757	10,544	10,497	10,604	10,498	10,690	10,592	10,446	10,288	10,185	10,101	10,216	10,144	10,229	10,214	9,935	9,685	9,782	9,932	9,943	9,945	10,004	10,061	10,025	9,909	9,996	9,871	9,890	9,787	9,858	10,055	10,231	10,145	10,165	10,133	10,196	10,277	10,270	10,318	10,372	10,384	10,390	10,446	10,457	10,428	10,422	10,414	10,395	10,400	10,398	10,392	10,389	10,377	10,403	10,397	10,401	10,372	10,354	10,349	10,320	10,246	10,101
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,564	11,560	11,311	11,251	11,438	11,319	11,606	11,453	11,291	11,033	10,930	10,747	11,026	10,925	11,082	11,112	10,702	10,239	10,403	10,674	10,743	10,750	10,789	10,908	10,842	10,573	10,854	10,530	10,578	10,202	10,336	10,803	11,117	10,852	11,025	10,954	11,386	11,712	11,844	12,105	12,136	12,100	12,103	12,209	12,232	12,097	12,013	11,974	11,880	12,030	12,206	12,294	12,277	12,158	12,213	12,219	12,319	12,138	12,061	12,006	11,796	11,866	11,656	11,436	11,444	11,450	11,415	11,476	11,187	11,162	11,024	10,831	10,829	10,625	10,631	10,519	10,329	10,268	10,350	10,417	10,350	10,348	10,360	10,287	10,364	10,298	10,397	10,518	10,470	10,483	10,477	10,527	10,434	10,389	10,399	10,320	10,241	10,246	10,178	10,158	10,144	10,389	10,470	10,476	10,488	10,422	10,238	10,235	10,196	10,103	10,032	9,896	9,928	9,954	9,953	9,886	9,900	9,832	9,940	9,964	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	10,112	10,108	9,891	9,838	10,002	9,897	10,149	10,015	9,873	9,648	9,557	9,398	9,641	9,553	9,690	9,717	9,359	8,953	9,097	9,334	9,394	9,400	9,434	9,538	9,481	9,246	9,491	9,208	9,250	8,921	9,038	9,447	9,721	9,489	9,641	9,579	9,957	10,241	10,357	10,585	10,612	10,581	10,584	10,676	10,696	10,578	10,504	10,470	10,388	10,519	10,674	10,751	10,736	10,632	10,679	10,685	10,772	10,614	10,547	10,498	10,315	10,376	10,192
Bloomberg Intermediate Government Bond Index
Account Value [Line Items]
Account Value	11,445	11,386	11,228	11,168	11,231	11,174	11,358	11,247	11,127	10,927	10,835	10,716	10,863	10,810	10,925	10,901	10,679	10,450	10,485	10,585	10,579	10,568	10,665	10,745	10,688	10,434	10,618	10,452	10,476	10,300	10,347	10,599	10,815	10,673	10,752	10,680	10,852	11,132	11,182	11,327	11,357	11,328	11,393	11,462	11,481	11,393	11,402	11,366	11,324	11,400	11,495	11,522	11,518	11,504	11,547	11,539	11,561	11,524	11,514	11,493	11,462	11,232	11,051	$ 10,897	$ 10,901	$ 10,927	$ 10,896	$ 10,944	$ 10,750	$ 10,769	$ 10,681	$ 10,527	$ 10,522	$ 10,396	$ 10,403	$ 10,359	$ 10,207	$ 10,138	$ 10,134	$ 10,185	$ 10,125	$ 10,145	$ 10,146	$ 10,081	$ 10,139	$ 10,086	$ 10,116	$ 10,213	$ 10,210	$ 10,242	$ 10,255	$ 10,314	$ 10,252	$ 10,219	$ 10,246	$ 10,206	$ 10,153	$ 10,148	$ 10,118	$ 10,098	$ 10,101	$ 10,274	$ 10,323	$ 10,306	$ 10,352	$ 10,348	$ 10,204	$ 10,218	$ 10,221	$ 10,202	$ 10,152	$ 9,993	$ 10,012	$ 10,045	$ 10,077	$ 10,003	$ 9,997	$ 9,957	$ 9,996	$ 9,991	$ 10,000
Bloomberg Intermediate Government Bond Index
Account Value [Line Items]
Account Value	$ 10,502	$ 10,448	$ 10,304	$ 10,248	$ 10,306	$ 10,253	$ 10,423	$ 10,321	$ 10,211	$ 10,027	$ 9,943	$ 9,834	$ 9,969	$ 9,920	$ 10,026	$ 10,004	$ 9,799	$ 9,590	$ 9,622	$ 9,713	$ 9,708	$ 9,697	$ 9,787	$ 9,860	$ 9,808	$ 9,575	$ 9,744	$ 9,591	$ 9,614	$ 9,452	$ 9,495	$ 9,726	$ 9,924	$ 9,794	$ 9,867	$ 9,801	$ 9,959	$ 10,215	$ 10,262	$ 10,394	$ 10,422	$ 10,395	$ 10,455	$ 10,519	$ 10,536	$ 10,455	$ 10,463	$ 10,430	$ 10,391	$ 10,462	$ 10,548	$ 10,573	$ 10,570	$ 10,557	$ 10,596	$ 10,588	$ 10,609	$ 10,575	$ 10,566	$ 10,547	$ 10,518	$ 10,307	$ 10,141